S000006330 [Member] Investment Strategy - TCW Securitized Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments. A securitized vehicle typically issues debt securities backed by assets it owns such as commercial or residential mortgage loans, and well as other types of assets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (corporate and government); money market instruments; and other debt obligations bearing fixed or variable interest rates of any maturity.
At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the United States government or its agencies, instrumentalities or sponsored corporations; and money market instruments. The Fund may invest in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality.
The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The derivatives in which the Fund may invest include securities that are commonly known as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years. Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.